employee benefits expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Employee benefits expense - gross
Wages and salaries	$ 1,478	$ 1,154	$ 2,986	$ 2,259
Share-based compensation	44	54	98	103
Pensions - defined benefit	16	25	31	52
Pensions - defined contribution	35	30	63	56
Restructuring costs	95	13	143	23
Employee health and other benefits	82	63	137	120
Total	1,750	1,339	3,458	2,613
Capitalized internal labour costs, net
Capitalized contract acquisition costs	(23)	(22)	(39)	(40)
Amortized contract acquisition costs	23	20	46	39
Capitalized contract fulfilment costs	(7)	(1)	(11)	(1)
Amortized contract fulfilment costs		1	1	1
Property, plant and equipment	(98)	(99)	(198)	(192)
Intangible assets subject to amortization	(77)	(67)	(149)	(130)
Total	(182)	(168)	(350)	(323)
Net	1,568	1,171	3,108	2,290
Restructuring Costs [Member] | Digitally-led customer experiences
Employee benefits expense - gross
Share-based compensation	$ (2)	$ 1	$ 0	$ 2